FINANCE LEASE RECEIVABLES - Schedule of Lease Receivable Balances (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable	£ 1,002	£ 1,503
Unearned future finance income on finance leases	(147)	(440)
Rentals received in advance	(12)	(16)
Net investment in finance leases	843	1,047
The Group | Not later than 1 year
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable	339	308
Net investment in finance leases	280	237
The Group | Later than 1 year and not later than 2 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable	135	180
Net investment in finance leases	108	135
The Group | Later than 2 years and not later than 3 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable	222	143
Net investment in finance leases	198	104
The Group | Later than 3 years and not later than 4 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable	110	191
Net investment in finance leases	94	159
The Group | Later than 4 years and not later than 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable	46	110
Net investment in finance leases	35	86
The Group | Over 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable	150	571
Net investment in finance leases	128	326
The Bank
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable	20	31
Unearned future finance income on finance leases	0	0
Rentals received in advance	0	(1)
Net investment in finance leases	20	30
The Bank | Not later than 1 year
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable	3	18
Net investment in finance leases	3	17
The Bank | Later than 1 year and not later than 2 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable	2	2
Net investment in finance leases	2	2
The Bank | Later than 2 years and not later than 3 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable	15	2
Net investment in finance leases	15	2
The Bank | Later than 3 years and not later than 4 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable	0	7
Net investment in finance leases	0	7
The Bank | Later than 4 years and not later than 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable	0	2
Net investment in finance leases	0	2
The Bank | Over 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable	0	0
Net investment in finance leases	£ 0	£ 0